3a. PATENTS (Tables)	12 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule for Patents

Patents consist of the following:

	March 31, 2014	March 31, 2013
Patents	$157,442	$157,442
Patents pending and trademarks	54,203	54,203
Accumulated amortization	(99,156)	(89,992)
	$112,489	$121,653